Biological assets - Assumptions (Details)	12 Months Ended
	Dec. 31, 2018 ha R$ / m³ m / ha	Dec. 31, 2017 ha R$ / m³ m / ha	Dec. 31, 2016 ha R$ / m³ m / ha
Assumptions used
Planted useful area (hectare)	463,801	466,535	450,474
Average annual growth (IMA) - m/hectare | m / ha	29.93	28.89	33.80
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	68.62	69.19	53.45
Utilization cost of Company's assets that contribute - %	4.50%	4.44%	5.00%
Discount rate - %	9.36%	9.11%	10.54%
Mature assets
Assumptions used
Planted useful area (hectare)	68,207	73,897	84,084
Immature assets
Assumptions used
Planted useful area (hectare)	395,594	392,638	366,390